Investments in Associates - Summary of Profit or Loss and Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial statements [line items]
Net sales		R$ 20,437,835	R$ 20,611,409	R$ 16,834,768
Profit before taxes		1,990,961	3,661,948	2,871,897
Income tax expenses		(502,667)	(779,596)	(760,487)
Profit for the year		1,488,294	2,893,373	2,083,180
Other comprehensive income (loss)		(605,401)	(310,218)	(208,756)
Total comprehensive income for the year		882,893	2,583,155	1,874,424
Comprehensive income attributable to non-controlling interests		741,967	1,485,112	1,091,937
Dividends paid		1,514,114	243,317	425,493
Compass Gás e Energia [member]
Statement of financial statements [line items]
Net sales	[1]
Profit before taxes	[1]	920,426	(2,614)
Income tax expenses	[1]	10,839	889	(1)
Profit for the year	[1]	931,265	(1,725)	(1)
Other comprehensive income (loss)	[1]
Total comprehensive income for the year	[1]	931,265	(1,725)	(1)
Comprehensive income attributable to non-controlling interests	[1]	9,220
Dividends paid	[1]	600,000
Comgas [member]
Statement of financial statements [line items]
Net sales		8,317,691	9,514,222	6,840,011
Profit before taxes		1,719,877	1,993,963	1,799,963
Income tax expenses		(569,264)	(626,784)	(540,995)
Profit for the year		1,150,613	1,367,179	1,258,968
Other comprehensive income (loss)				(32,300)
Total comprehensive income for the year		1,150,613	1,367,179	1,226,668
Comprehensive income attributable to non-controlling interests		9,762	10,967	243,835
Dividends paid		1,135,669	2,010,101	756,767
Cosan S.A. [member]
Statement of financial statements [line items]
Net sales
Profit before taxes		674,465	2,548,401	1,190,893
Income tax expenses		177,394	(134,017)	(10,342)
Profit for the year		851,859	2,414,384	1,180,551
Other comprehensive income (loss)			(253,507)	(40,348)
Total comprehensive income for the year		851,859	2,160,877	1,140,203
Comprehensive income attributable to non-controlling interests		286,821	765,167	606,490
Dividends paid		574,140	389,256	446,295
Sinlog Tecnologia em Logistica SA [Member]
Statement of financial statements [line items]
Net sales		776	95
Profit before taxes		(9,378)	(1,207)
Income tax expenses
Profit for the year		(9,378)	(1,207)
Other comprehensive income (loss)			(390)
Total comprehensive income for the year		(9,378)	(1,597)
Comprehensive income attributable to non-controlling interests		(4,466)	2,298
Dividends paid
Rumo S.A. [member]
Statement of financial statements [line items]
Net sales		950,269	596,415	645,088
Profit before taxes		349,300	779,228	285,887
Income tax expenses		(52,137)	(991)	(21,530)
Profit for the year		297,163	778,237	264,357
Other comprehensive income (loss)			2,716	11,182
Total comprehensive income for the year		297,163	780,953	275,539
Comprehensive income attributable to non-controlling interests		212,561	558,616	192,368
Dividends paid			R$ 4,233	R$ 3,346

[1]	Parent Company information.